GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
Balance Sheet for September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash, cash equivalents, and restricted cash	$1,760,805	$73	$374,503	$—	$2,135,381
Receivables, net	117,117	70,128	1,053,276	—	1,240,521
Inventories	147,208	63,186	655,811	—	866,205
Current assets - other	(14,278)	936	124,783	—	111,441
Total current assets	2,010,852	134,323	2,208,373	—	4,353,548
Property, plant and equipment, net	49,355	24,847	483,221	—	557,423
Goodwill	25,275	283,241	2,104,038	—	2,412,554
Investment in subsidiaries	6,686,158	2,745,446	—	(9,431,604)	—
Other intangibles, net	29,585	79,169	1,048,670	—	1,157,424
Other long-term assets	20,595	(33,748)	85,430	—	72,277
Total assets	$8,821,820	$3,233,278	$5,929,732	$(9,431,604)	$8,553,226
Current liabilities	$198,264	$89,160	$1,242,869	$—	$1,530,293
Inter-company	1,909,286	(1,402,141)	(507,145)	—	—
Long-term debt	3,804,601	—	13,460	—	3,818,061
Long-term liabilities - other	14,499	11,601	268,420	—	294,520
Total liabilities	5,926,650	(1,301,380)	1,017,604	—	5,642,874
Shareholders' equity	2,895,170	4,534,658	4,896,946	(9,431,604)	2,895,170
Non-controlling interest	—	—	15,182	—	15,182
Total shareholders' equity	$2,895,170	$4,534,658	$4,912,128	$(9,431,604)	$2,910,352
Total Liabilities and Shareholders' Equity	$8,821,820	$3,233,278	$5,929,732	$(9,431,604)	$8,553,226

Balance Sheet for December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$933	$625	$231,843	$—	$233,401
Receivables, net	77,046	59,166	1,030,575	—	1,166,787
Inventories	120,937	46,626	575,071	—	742,634
Current assets - other	1,142	563	120,586	—	122,291
Total current assets	200,058	106,980	1,958,075	—	2,265,113
Property, plant and equipment, net	52,532	26,492	494,948	—	573,972
Goodwill	25,274	283,242	2,151,587	—	2,460,103
Investment in subsidiaries	6,517,205	2,440,665	—	(8,957,870)	—
Other intangibles, net	30,575	81,037	1,092,820	—	1,204,432
Other long-term assets	17,414	(23,892)	82,838	—	76,360
Total assets	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980
Current liabilities	$196,827	$77,284	$1,299,219	$—	$1,573,330
Inter-company	2,121,546	(1,307,410)	(814,136)	—	—
Long-term debt	1,661,771	14	161,518	—	1,823,303
Long-term liabilities - other	54,046	20,594	280,175	—	354,815
Total liabilities	4,034,190	(1,209,518)	926,776	—	3,751,448
Shareholders' equity	2,808,868	4,124,042	4,833,828	(8,957,870)	2,808,868
Non-controlling interest	—	—	19,664	—	19,664
Total shareholders' equity	$2,808,868	$4,124,042	$4,853,492	$(8,957,870)	$2,828,532
Total Liabilities and Shareholders' Equity	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980

Balance Sheet for December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$933	$625	$231,843	$—	$233,401
Receivables, net	77,046	59,166	1,030,575	—	1,166,787
Inventories	120,937	46,626	575,071	—	742,634
Current assets - other	1,142	563	120,586	—	122,291
Total current assets	200,058	106,980	1,958,075	—	2,265,113
Property, plant and equipment	52,532	26,492	494,948	—	573,972
Goodwill	25,274	283,242	2,151,587	—	2,460,103
Investment in subsidiaries	6,517,205	2,440,665	—	(8,957,870)	—
Other intangibles, net	30,575	81,037	1,092,820	—	1,204,432
Other long term assets	17,414	(23,892)	82,838	—	76,360
Total assets	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980
Current liabilities	$196,827	77,284	$1,299,219	—	$1,573,330
Inter-company	2,121,546	(1,307,410)	(814,136)	—	—
Long-term debt	1,661,771	14	161,518	—	1,823,303
Long-term liabilities - other	54,046	20,594	280,175	—	354,815
Total liabilities	4,034,190	(1,209,518)	926,776	—	3,751,448
Shareholders’ equity	2,808,868	4,124,042	4,833,828	(8,957,870)	2,808,868
Non-controlling interest	—	—	19,664	—	19,664
Total shareholders’ equity	$2,808,868	$4,124,042	$4,853,492	$(8,957,870)	$2,828,532
Total Liabilities and Shareholders’ Equity	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980

Balance Sheet for December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$2,522	$1,226	$394,736	$—	$398,484
Receivables, net	79,041	74,105	789,362	—	942,508
Inventories	120,042	52,372	486,096	—	658,510
Current assets - other	52,576	(19,438)	834,991	—	868,129
Total current assets	254,181	108,265	2,505,185	—	2,867,631
Property, plant and equipment	49,031	27,096	442,249	—	518,376
Goodwill	25,275	284,020	1,769,470	—	2,078,765
Investment in subsidiaries	5,388,613	1,961,036	—	(7,349,649)	—
Other intangibles, net	31,897	83,103	938,860	—	1,053,860
Other long term assets	9,592	(41,963)	94,757	—	62,386
Total assets	$5,758,589	$2,421,557	$5,750,521	$(7,349,649)	$6,581,018
Current liabilities	$194,983	74,706	$1,176,950	—	$1,446,639
Inter-company	1,562,399	(1,138,540)	(423,859)	—	—
Long-term debt	1,761,933	58	976	—	1,762,967
Long-term liabilities - other	33,298	3,768	357,521	—	394,587
Total liabilities	3,552,613	(1,060,008)	1,111,588	—	3,604,193
Shareholders’ equity	2,205,976	3,481,565	3,868,085	(7,349,649)	2,205,977
Non-controlling interest	—	—	770,848	—	770,848
Total shareholders’ equity	$2,205,976	$3,481,565	$4,638,933	$(7,349,649)	$2,976,825
Total Liabilities and Shareholders’ Equity	$5,758,589	$2,421,557	$5,750,521	$(7,349,649)	$6,581,018

Condensed Income Statement
Income Statement for the Three Months Ended September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$169,445	$118,516	$850,250	$(60,397)	$1,077,814
Cost of sales	(122,946)	(75,021)	(612,073)	34,238	(775,802)
Gross profit	46,499	43,495	238,177	(26,159)	302,012
Total operating expenses	(37,090)	(14,746)	(124,997)	—	(176,833)
(Loss) income from operations	9,409	28,749	113,180	(26,159)	125,179
Interest (expense) income, net	(23,012)	3,212	(3,913)	—	(23,713)
Other income (expense), net	(1,479)	1	2,679	—	1,201
Equity earnings (loss)	97,128	91,758	—	(188,886)	—
Pretax income (loss)	82,046	123,720	111,946	(215,045)	102,667
Income tax expense	5,693	(2)	(22,289)	—	(16,598)
Net income	87,739	123,718	89,657	(215,045)	86,069
Less: Net loss attributable to noncontrolling interest	—	—	1,670	—	1,670
Net income (loss) attributable to Wabtec shareholders	$87,739	$123,718	$91,327	$(215,045)	$87,739

Comprehensive income (loss) attributable to Wabtec shareholders	$87,867	$123,718	$41,667	$(215,045)	$38,207

Income Statement for the Three Months Ended September 30, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$134,905	$89,881	$761,566	$(28,421)	$957,931
Cost of sales	(111,774)	(53,692)	(554,819)	15,557	(704,728)
Gross profit	23,131	36,189	206,747	(12,864)	253,203
Total operating expenses	(22,886)	(12,714)	(115,937)	—	(151,537)
Income (loss) from operations	245	23,475	90,810	(12,864)	101,666
Interest (expense) income, net	(20,295)	2,811	(2,554)	—	(20,038)
Other income (expense), net	1,520	—	(1,963)	—	(443)
Equity earnings (loss)	80,874	64,820	—	(145,694)	—
Pretax income (loss)	62,344	91,106	86,293	(158,558)	81,185
Income tax expense	5,056	—	(17,802)	—	(12,746)
Net income (loss)	67,400	91,106	68,491	(158,558)	68,439
Less: Net income attributable to noncontrolling interest	—	—	(1,040)	—	(1,040)
Net income (loss) attributable to Wabtec shareholders	$67,400	$91,106	$67,451	$(158,558)	$67,399

Comprehensive income (loss) attributable to Wabtec shareholders	$66,815	$91,106	$160,656	$(158,558)	$160,019

Income Statement for the Nine Months Ended September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$499,172	$374,599	$2,550,843	$(178,943)	$3,245,671
Cost of sales	(364,523)	(236,699)	(1,812,660)	105,071	(2,308,811)
Gross profit (loss)	134,649	137,900	738,183	(73,872)	936,860
Total operating expenses	(122,497)	(40,687)	(393,695)	—	(556,879)
Income (loss) from operations	12,152	97,213	344,488	(73,872)	379,981
Interest (expense) income, net	(75,140)	9,291	(10,068)	—	(75,917)
Other income (expense), net	7,733	(678)	(1,097)	—	5,958
Equity earnings (loss)	330,978	304,227	—	(635,205)	—
Pretax income (loss)	275,723	410,053	333,323	(709,077)	310,022
Income tax expense	(15,202)	(2)	(38,021)	—	(53,225)
Net income (loss)	260,521	410,051	295,302	(709,077)	256,797
Less: Net income attributable to noncontrolling interest	—	—	3,724	—	3,724
Net income (loss) attributable to Wabtec shareholders	$260,521	$410,051	$299,026	$(709,077)	$260,521

Comprehensive income (loss) attributable to Wabtec shareholders	$261,156	$410,051	$137,650	$(709,077)	$99,780

Income Statement for the Nine Months Ended September 30, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$417,156	$288,312	$2,186,541	$(85,791)	$2,806,218
Cost of sales	(311,037)	(177,593)	(1,580,101)	59,386	(2,009,345)
Gross profit (loss)	106,119	110,719	606,440	(26,405)	796,873
Total operating expenses	(80,478)	(37,783)	(349,077)	—	(467,338)
Income (loss) from operations	25,641	72,936	257,363	(26,405)	329,535
Interest (expense) income, net	(55,783)	8,041	(9,718)	—	(57,460)
Other income (expense), net	6,863	(229)	(1,330)	—	5,304
Equity earnings (loss)	246,103	182,066	—	(428,169)	—
Pretax income (loss)	222,824	262,814	246,315	(454,574)	277,379
Income tax expense	(9,511)	—	(55,265)	—	(64,776)
Net income (loss)	213,313	262,814	191,050	(454,574)	212,603
Less: Net income attributable to noncontrolling interest	—	—	710	—	710
Net income (loss) attributable to Wabtec shareholders	$213,313	$262,814	$191,760	$(454,574)	$213,313

Comprehensive income (loss) attributable to Wabtec shareholders	$214,483	$262,814	$478,265	$(454,574)	$500,988

Income Statement for the Year Ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$577,397	$398,220	$3,035,464	$(129,325)	$3,881,756
Cost of sales	(440,911)	(255,792)	(2,218,460)	98,720	(2,816,443)
Gross profit (loss)	136,486	142,428	817,004	(30,605)	1,065,313
Total operating expenses	(114,199)	(50,902)	(479,133)	—	(644,234)
Income (loss) from operations	22,287	91,526	337,871	(30,605)	421,079
Interest (expense) income, net	(76,823)	10,916	(11,977)	—	(77,884)
Other income (expense), net	10,020	274	(1,426)	—	8,868
Equity earnings (loss)	416,068	317,614	—	(733,682)	—
Pretax income (loss)	371,552	420,330	324,468	(764,287)	352,063
Income tax expense	(109,294)	18,762	759	—	(89,773)
Net income (loss)	262,258	439,092	325,227	(764,287)	262,290
Less: Net income attributable to noncontrolling interest	—	—	(29)	—	(29)
Net income (loss) attributable to Wabtec shareholders	$262,258	$439,092	$325,198	$(764,287)	$262,261

Comprehensive income (loss) attributable to Wabtec shareholders	$263,907	$439,092	$658,162	$(764,287)	$596,874

Income Statement for the Year Ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$641,809	$435,864	$1,995,465	$(141,950)	$2,931,188
Cost of sales	(473,700)	(280,973)	(1,350,401)	98,125	(2,006,949)
Gross profit (loss)	168,109	154,891	645,064	(43,825)	924,239
Total operating expenses	(142,817)	(50,361)	(274,454)	—	(467,632)
Income (loss) from operations	25,292	104,530	370,610	(43,825)	456,607
Interest (expense) income, net	(38,843)	9,294	(20,749)	—	(50,298)
Other income (expense), net	25,254	(1,689)	(17,037)	—	(6,528)
Equity earnings (loss)	322,650	292,184	—	(614,834)	—
Pretax income (loss)	334,353	404,319	332,824	(658,659)	412,837
Income tax expense	(29,466)	(52,308)	(17,659)	—	(99,433)
Net income (loss)	304,887	352,011	315,165	(658,659)	313,404
Less: Net income attributable to noncontrolling interest	—	—	(8,517)	—	(8,517)
Net income attributable to Wabtec shareholders	$304,887	$352,011	$306,648	$(658,659)	$304,887

Comprehensive income (loss) attributable to Wabtec shareholders	$305,180	$352,011	$203,469	$(658,659)	$202,001

Income Statement for the Year Ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$743,262	$679,466	$2,030,284	$(145,014)	$3,307,998
Cost of sales	(531,269)	(311,911)	(1,499,803)	82,801	(2,260,182)
Gross (loss) profit	211,993	367,555	530,481	(62,213)	1,047,816
Total operating expenses	(142,310)	(36,358)	(260,294)	—	(438,962)
Income (loss) from operations	69,683	331,197	270,187	(62,213)	608,854
Interest (expense) income, net	(28,312)	8,406	(7,348)	—	(27,254)
Other income (expense), net	27,733	(3,711)	(20,254)	—	(3,768)
Equity earnings (loss)	506,903	216,403	—	(723,306)	—
Pretax income (loss)	576,007	552,295	242,585	(785,519)	585,368
Income tax expense	(177,379)	8,760	(18,121)	—	(186,740)
Net income (loss)	398,628	561,055	224,464	(785,519)	398,628
Less: Net income attributable to noncontrolling interest	—	—	—	—	—
Net income attributable to Wabtec shareholders	$398,628	$561,055	$224,464	$(785,519)	$398,628

Comprehensive income (loss) attributable to Wabtec shareholders	$409,734	$561,055	$96,125	$(785,519)	$281,395

Condensed Cash Flow Statement
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used for) provided by operating activities	$(111,120)	$95,503	$127,527	$(73,872)	$38,038
Net cash used for investing activities	(12,498)	(1,303)	(90,359)	—	(104,160)
Net cash provided by (used for) financing activities	1,883,490	(94,752)	132,700	73,872	1,995,310
Effect of changes in currency exchange rates	—	—	(27,208)	—	(27,208)
Increase (Decrease) in cash	1,759,872	(552)	142,660	—	1,901,980
Cash and cash equivalents, beginning of period	933	625	231,843	—	233,401
Cash, cash equivalents, and restricted cash, end of period	$1,760,805	$73	$374,503	$—	$2,135,381
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used for) operating activities	$(38,959)	$101,597	$(9,722)	$(26,405)	$26,511
Net cash (used for) provided by investing activities	(12,591)	(2,358)	(890,923)	—	(905,872)
Net cash provided by (used for) financing activities	52,077	(99,615)	(48,916)	26,405	(70,049)
Effect of changes in currency exchange rates	—	—	34,258	—	34,258
Increase (Decrease) in cash	527	(376)	(915,303)	—	(915,152)
Cash, cash equivalents and restricted cash, beginning of period	2,522	1,226	1,139,484	—	1,143,232
Cash and cash equivalents, end of period	$3,049	$850	$224,181	$—	$228,080

Condensed Statement of Cash Flows for the year ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(49,231)	$130,298	$138,349	$(30,605)	$188,811
Net cash used in investing activities	(11,156)	(3,357)	(1,018,961)	—	(1,033,474)
Net cash provided by (used in) financing activities	58,798	(127,542)	(59,292)	30,605	(97,431)
Effect of changes in currency exchange rates	—	—	32,263	—	32,263
(Decrease) increase in cash	(1,589)	(601)	(907,641)	—	(909,831)
Cash, cash equivalents and restricted cash, beginning of year	2,522	1,226	1,139,484	—	1,143,232
Cash and cash equivalents, end of year	$933	$625	$231,843	$—	$233,401

Condensed Statement of Cash Flows for the year ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(44,611)	$142,839	$396,127	$(43,825)	$450,530
Net cash (used in) provided by investing activities	(829,783)	(2,653)	599,470	—	(232,966)
Net cash provided by (used in) financing activities	876,916	(147,586)	(250,184)	43,825	522,971
Effect of changes in currency exchange rates	—	—	(26,436)	—	(26,436)
Increase (decrease) in cash	2,522	(7,400)	718,977	—	714,099
Cash, cash equivalents and restricted cash, beginning of year	—	8,626	420,507	—	429,133
Cash, cash equivalents and restricted cash, end of year	$2,522	$1,226	$1,139,484	$—	$1,143,232

Condensed Statement of Cash Flows for the year ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(90,374)	$300,965	$302,466	$(62,213)	$450,844
Net cash used in investing activities	(7,862)	(2,653)	(166,679)	—	(177,194)
Net cash (used in) provided by financing activities	(48,570)	(295,133)	29,992	62,213	(251,498)
Effect of changes in currency exchange rates	—	—	(18,868)	—	(18,868)
(Decrease) increase in cash	(146,806)	3,179	(146,911)	—	(3,284)
Cash, cash equivalents and restricted cash, beginning of year	146,806	5,447	273,596	—	425,849
Cash, cash equivalents and restricted cash, end of year	$—	$8,626	$420,507	$—	$429,133